Provisions	12 Months Ended
Jun. 30, 2024
Provisions [Abstract]
PROVISIONS

8. PROVISIONS

	Years Ended June 30,
	2024	2023

Current
Annual leave (1)	318,694	420,380
Long service leave (1)(2)	212,005	308,822

Total	530,699	729,202

Non-Current
Long service leave (2)	-	19,503

A provision has been recognised for employee entitlements relating to long service leave. In calculating the present value of future cash flows in respect of long service leave, the probability of long service leave being taken is based on historical data. The measurement and recognition criteria relating to employee benefits have been included in Note 1 to this report.

(1) Movements in provisions

Movements in each class of provision during the financial year are set out below:

	Years Ended June 30,
	2024	2023	2022
Annual leave
Carrying amount at start of year	420,380	371,877	273,876
Charged/(credited) to profit or loss -additional provisions recognised	179,923	272,502	242,532
Amounts used during the year	(280,618)	(232,747)	(158,968)
Change in foreign exchange	(991)	8,748	14,437)
Carrying amount at end of year	318,694	420,380	371,877

Long service leave
Carrying amount at start of year	328,325	298,143	273,260
Charged/(credited) to profit or loss -additional provisions recognised	30,308	30,182	25,210
Amounts used during the year	(146,628)	-	(327)
Carrying amount at end of year	212,005	328,325	298,143

TOTAL	530,699	748,705	670,020

(2) Amounts not expected to be settled within the next 12 months

The current provision for long service leave includes all unconditional entitlements where employees have completed the required period of service and also those where employees are entitled to pro-rata payments in certain circumstances.

The entire amount is presented as current, since the Group does not have an unconditional right to defer settlement. However, based on past experience, the Group does not expect all employees to take the full amount of accrued long service leave or require payment within the next 12 months. The following amounts reflect leave that is not expected to be taken or paid within the next 12 months.

	Years Ended June 30,
	2024	2023

Long service leave obligation expected to be settled after 12 months	-	19,503